Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Received In Advance And Unearned Revenue [Abstract]
Unearned And Received In Advance Revenue
	December 31,
	2011	2012
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,131	$3,935
Deferred revenue resulting from varying charter rates
Current liability	19,080	14,270
Non-current liability	17,821	3,419
Total Unearned Revenue	$41,032	$21,624

Accrued Revenue
Resulting from varying charter rates – Current asset	$0	$554
Resulting from varying charter rates –Non Current asset	0	92
Total Accrued Revenue	$0	$646